Goodwill	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill
B.6	Goodwill

US$m
Year ended 31 December 2023
Carrying amount at 1 January 2023	4,614
Adjustment to purchase price allocation 1	55
Impairment 2	(477)
Transfer to assets held for sale 3	(197)
Carrying amount at 31 December 2023	3,995
At 31 December 2023
Cost	4,472
Accumulated impairment	(477)
Net carrying amount	3,995
Year ended 31 December 2022
Carrying amount at 1 January 2022	-
Acquisitions through business combinations 1	4,614
Carrying amount at 31 December 2022	4,614
At 31 December 2022
Cost	4,614
Accumulated impairment	-
Net carrying amount	4,614

1.	Refer to Note B.5 for details on business combination.
2.	Refer to Note B.4 for details on impairment.
3.	Refer to Note B.8 for details of the sell-down of the Scarborough Joint Venture.
Recognition and measurement
Goodwill is initially measured at cost and is subsequently measured at cost less any accumulated impairment losses. For the purposes of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s CGUs or groups of CGUs no larger than an operating segment that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a CGU and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal.
Goodwill is not amortised but will be assessed at least annually for impairment and more frequently if events or changes in circumstances indicate that it might be impaired.

Key estimates and judgements

(a) Goodwill allocation
Judgement is required in the allocation of goodwill to the Group’s CGUs that are expected to benefit from the synergies of the business combination. Refer to Note B.4 for the details of the goodwill allocation.